CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $)				0 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended				12 Months Ended				12 Months Ended
	Apr. 04, 2008	Jul. 31, 2010 Tranche 3 Series D warrants	Dec. 31, 2010 Tranche 4 Series D warrants	Dec. 18, 2009 Series C shares	Dec. 31, 2011 Series C shares	Mar. 31, 2006 Series C shares	Dec. 31, 2009 Series C shares 2008 Buyback	Dec. 18, 2009 Series C shares 2008 Buyback	Dec. 18, 2009 Series C shares 2009 Buyback	Dec. 18, 2009 Series C shares 2009 Buyback Additional paid in capital	Dec. 18, 2009 Series C shares 2009 Buyback Accumulated deficit	Apr. 04, 2008 Series D shares	Dec. 31, 2011 Series D shares	May 04, 2011 Series D shares	Dec. 31, 2010 Series D shares	Dec. 31, 2009 Series D shares	Dec. 31, 2010 Series D shares Tranche 3 Series D warrants	Dec. 31, 2010 Series D shares Tranche 4 Series D warrants
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Convertible redeemable preferred stock, shares issued		75,538,220				215,959,520						132,052,010			226,614,660	75,538,220
Cash proceeds from issuance of convertible redeemable preferred stock						$ 48,100,000						$ 130,000,000
Average price of convertible redeemable preferred stock shares issued (in dollars per share)												$ 0.98
Fair value of warrants	9,165,000		81,743,000									118,074,000
Issuance costs												2,761,000
Accretion amount												11,926,000
Shares repurchased							50,896,390		37,014,690
Cash consideration paid on repurchase of shares							48,100,000		21,656,000
Excess of repurchase consideration paid over the carrying amount of shares									13,445,000	2,477,000	10,968,000
Additional paid in capital				0
Convertible redeemable preferred stock, shares outstanding				128,048,440										135,129,480
Convertible redeemable preferred stock, carrying amounts
Balance at the beginning of the period					28,520,000			8,244,000					571,439,000			193,398,000
Exercise of Series D warrants																	98,538,000	279,503,000
Conversion to ordinary shares					(28,520,000)								(571,439,000)
Balance at the end of the period								$ 8,244,000								$ 193,398,000